Balance Sheet Components - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 29,158	$ 29,645
Less: accumulated depreciation and amortization	(21,025)	(16,372)
Property and equipment, net	8,133	13,273
Tablos Under Operating Leases
Property, Plant and Equipment [Line Items]
Total property and equipment	238	522
Computers and Software
Property, Plant and Equipment [Line Items]
Total property and equipment	4,783	5,148
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	1,910	1,983
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	11,905	11,602
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	9,685	9,621
Construction In Progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 637	$ 769